IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Credit Risk [line items]
Past due loans	$ 1,708	$ 1,214
Residential mortgages [member]
Credit Risk [line items]
Past due loans	874	703
Personal [member]
Credit Risk [line items]
Past due loans	247	146
Credit card [member]
Credit Risk [line items]
Past due loans	331	203
Business and government [member]
Credit Risk [line items]
Past due loans	256	$ 162
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,583
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	874
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	247
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	206
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	256
Later than three months [member]
Credit Risk [line items]
Past due loans	125
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 125